Stockholders' Deficit - Summary of Warrant Issuances (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Number of Warrants Outstanding, Beginning	3,826,658	3,826,658
Number of Warrants Outstanding, Granted	180,400
Number of Warrants Outstanding, Ending	4,007,058	3,826,658
Number of Warrants Outstanding, Weighted Average Exercise Price, Beginning	$ 1.05	$ 1.05
Number of Warrants Outstanding, Weighted Average Exercise Price, Granted	1.25
Number of Warrants Outstanding, Weighted Average Exercise Price, Ending	$ 1.06	$ 1.05
Number of Warrants Outstanding, Weighted Average Remaining Life	2 years 8 months 9 days	3 years 8 months 9 days
Number of Warrants Outstanding, Weighted Average Remaining Life Granted	4 years 6 months 10 days	0 years
Number of Warrants Outstanding, Weighted Average Remaining Life	1 year 10 months 10 days	2 years 8 months 9 days